FINANCIAL INSTRUMENTS - Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Investments	$ 29,149	$ 5,088
Cash and cash equivalents
Disclosure of financial assets [line items]
Investments	2,145	393
Collateral pledged	182
Cash and cash equivalents | Cash
Disclosure of financial assets [line items]
Investments	506	320
Cash and cash equivalents | Cash equivalents
Disclosure of financial assets [line items]
Investments	1,639	73
Derivatives
Disclosure of financial assets [line items]
Investments	44	146
Financial liabilities	(38)	(1)
Derivatives | Foreign exchange forwards
Disclosure of financial assets [line items]
Financial liabilities	(13)
Derivatives | Interest rate swaps
Disclosure of financial assets [line items]
Financial liabilities		(1)
Derivatives | Bond futures
Disclosure of financial assets [line items]
Financial liabilities	(25)
Derivatives | FVTPL
Disclosure of financial assets [line items]
Financial liabilities	(38)	(1)
Derivatives | FVTPL | Foreign exchange forwards
Disclosure of financial assets [line items]
Financial liabilities	(13)
Derivatives | FVTPL | Interest rate swaps
Disclosure of financial assets [line items]
Financial liabilities		(1)
Derivatives | FVTPL | Bond futures
Disclosure of financial assets [line items]
Financial liabilities	(25)
Derivatives | AFS
Disclosure of financial assets [line items]
Financial liabilities	0	0
Derivatives | AFS | Foreign exchange forwards
Disclosure of financial assets [line items]
Financial liabilities	0
Derivatives | AFS | Interest rate swaps
Disclosure of financial assets [line items]
Financial liabilities		0
Derivatives | AFS | Bond futures
Disclosure of financial assets [line items]
Financial liabilities	0
Derivatives | Amortized Cost
Disclosure of financial assets [line items]
Financial liabilities	0	0
Derivatives | Amortized Cost | Foreign exchange forwards
Disclosure of financial assets [line items]
Financial liabilities	0
Derivatives | Amortized Cost | Interest rate swaps
Disclosure of financial assets [line items]
Financial liabilities		0
Derivatives | Amortized Cost | Bond futures
Disclosure of financial assets [line items]
Financial liabilities	0
Derivatives | Foreign exchange forwards
Disclosure of financial assets [line items]
Investments	6	10
Derivatives | Cross currency swaps
Disclosure of financial assets [line items]
Investments	1
Derivatives | Bond futures
Disclosure of financial assets [line items]
Investments		9
Derivatives | Interest rate swaps
Disclosure of financial assets [line items]
Investments	1
Derivatives | Options
Disclosure of financial assets [line items]
Investments	36	127
Investments
Disclosure of financial assets [line items]
Investments	28,098	4,943
Bonds
Disclosure of financial assets [line items]
Investments	19,004	3,700
Bonds | Government and municipal
Disclosure of financial assets [line items]
Investments	3,680	1,664
Bonds | Corporate bonds
Disclosure of financial assets [line items]
Investments	13,466	1,731
Bonds | Asset-backed securities
Disclosure of financial assets [line items]
Investments	1,602	168
Bonds | Private debt
Disclosure of financial assets [line items]
Investments	256	137
Equity
Disclosure of financial assets [line items]
Investments	1,409	487
Equity | Common shares
Disclosure of financial assets [line items]
Investments	1,207	306
Equity | Preferred shares
Disclosure of financial assets [line items]
Investments	73	19
Equity | Private equity and other
Disclosure of financial assets [line items]
Investments	129	162
Loans and receivables
Disclosure of financial assets [line items]
Investments	7,529	756
Loans and receivables | Mortgage loans
Disclosure of financial assets [line items]
Investments	5,930	188
Loans and receivables | Private loans
Disclosure of financial assets [line items]
Investments	1,172	568
Loans and receivables | Other loans
Disclosure of financial assets [line items]
Investments	427
Separately managed accounts
Disclosure of financial assets [line items]
Investments	128
Other invested assets
Disclosure of financial assets [line items]
Investments	27
Separate account assets
Disclosure of financial assets [line items]
Investments	1,045
Reinsurance funds withheld
Disclosure of financial assets [line items]
Investments	5,610	4,650
Funds withheld liabilities
Disclosure of financial assets [line items]
Financial liabilities	(10)	(12)
Funds withheld liabilities | FVTPL
Disclosure of financial assets [line items]
Financial liabilities	(10)	(12)
Funds withheld liabilities | AFS
Disclosure of financial assets [line items]
Financial liabilities	0	0
Funds withheld liabilities | Amortized Cost
Disclosure of financial assets [line items]
Financial liabilities	0	0
Separate account liabilities
Disclosure of financial assets [line items]
Financial liabilities	(1,045)
Separate account liabilities | FVTPL
Disclosure of financial assets [line items]
Financial liabilities	0
Separate account liabilities | AFS
Disclosure of financial assets [line items]
Financial liabilities	(1,045)
Separate account liabilities | Amortized Cost
Disclosure of financial assets [line items]
Financial liabilities	0
Notes payable
Disclosure of financial assets [line items]
Financial liabilities	(151)
Notes payable | FVTPL
Disclosure of financial assets [line items]
Financial liabilities	0
Notes payable | AFS
Disclosure of financial assets [line items]
Financial liabilities	0
Notes payable | Amortized Cost
Disclosure of financial assets [line items]
Financial liabilities	(151)
Short term investments
Disclosure of financial assets [line items]
Investments	1
Short term investments | Time deposit
Disclosure of financial assets [line items]
Investments	1
FVTPL | Cash and cash equivalents
Disclosure of financial assets [line items]
Investments	0	0
FVTPL | Cash and cash equivalents | Cash
Disclosure of financial assets [line items]
Investments	0	0
FVTPL | Cash and cash equivalents | Cash equivalents
Disclosure of financial assets [line items]
Investments	0	0
FVTPL | Derivatives
Disclosure of financial assets [line items]
Investments	44	146
FVTPL | Derivatives | Foreign exchange forwards
Disclosure of financial assets [line items]
Investments	6	10
FVTPL | Derivatives | Cross currency swaps
Disclosure of financial assets [line items]
Investments	1
FVTPL | Derivatives | Bond futures
Disclosure of financial assets [line items]
Investments		9
FVTPL | Derivatives | Interest rate swaps
Disclosure of financial assets [line items]
Investments	1
FVTPL | Derivatives | Options
Disclosure of financial assets [line items]
Investments	36	127
FVTPL | Investments
Disclosure of financial assets [line items]
Investments	2,761	1,967
FVTPL | Bonds
Disclosure of financial assets [line items]
Investments	2,750	1,963
FVTPL | Bonds | Government and municipal
Disclosure of financial assets [line items]
Investments	387	377
FVTPL | Bonds | Corporate bonds
Disclosure of financial assets [line items]
Investments	1,974	1,471
FVTPL | Bonds | Asset-backed securities
Disclosure of financial assets [line items]
Investments	389	115
FVTPL | Bonds | Private debt
Disclosure of financial assets [line items]
Investments	0	0
FVTPL | Equity
Disclosure of financial assets [line items]
Investments	11	4
FVTPL | Equity | Common shares
Disclosure of financial assets [line items]
Investments	0	0
FVTPL | Equity | Preferred shares
Disclosure of financial assets [line items]
Investments	11	4
FVTPL | Equity | Private equity and other
Disclosure of financial assets [line items]
Investments	0	0
FVTPL | Loans and receivables
Disclosure of financial assets [line items]
Investments	0	0
FVTPL | Loans and receivables | Mortgage loans
Disclosure of financial assets [line items]
Investments	0	0
FVTPL | Loans and receivables | Private loans
Disclosure of financial assets [line items]
Investments	0	0
FVTPL | Loans and receivables | Other loans
Disclosure of financial assets [line items]
Investments	0
FVTPL | Separately managed accounts
Disclosure of financial assets [line items]
Investments	0
FVTPL | Other invested assets
Disclosure of financial assets [line items]
Investments	0
FVTPL | Separate account assets
Disclosure of financial assets [line items]
Investments	0
FVTPL | Reinsurance funds withheld
Disclosure of financial assets [line items]
Investments	5,610	4,650
FVTPL | Short term investments
Disclosure of financial assets [line items]
Investments	0
FVTPL | Short term investments | Time deposit
Disclosure of financial assets [line items]
Investments	0
AFS | Cash and cash equivalents
Disclosure of financial assets [line items]
Investments	0	0
AFS | Cash and cash equivalents | Cash
Disclosure of financial assets [line items]
Investments	0	0
AFS | Cash and cash equivalents | Cash equivalents
Disclosure of financial assets [line items]
Investments	0	0
AFS | Derivatives
Disclosure of financial assets [line items]
Investments	0	0
AFS | Derivatives | Foreign exchange forwards
Disclosure of financial assets [line items]
Investments	0	0
AFS | Derivatives | Cross currency swaps
Disclosure of financial assets [line items]
Investments	0
AFS | Derivatives | Bond futures
Disclosure of financial assets [line items]
Investments		0
AFS | Derivatives | Interest rate swaps
Disclosure of financial assets [line items]
Investments	0
AFS | Derivatives | Options
Disclosure of financial assets [line items]
Investments	0	0
AFS | Investments
Disclosure of financial assets [line items]
Investments	17,794	2,220
AFS | Bonds
Disclosure of financial assets [line items]
Investments	16,254	1,737
AFS | Bonds | Government and municipal
Disclosure of financial assets [line items]
Investments	3,293	1,287
AFS | Bonds | Corporate bonds
Disclosure of financial assets [line items]
Investments	11,492	260
AFS | Bonds | Asset-backed securities
Disclosure of financial assets [line items]
Investments	1,213	53
AFS | Bonds | Private debt
Disclosure of financial assets [line items]
Investments	256	137
AFS | Equity
Disclosure of financial assets [line items]
Investments	1,398	483
AFS | Equity | Common shares
Disclosure of financial assets [line items]
Investments	1,207	306
AFS | Equity | Preferred shares
Disclosure of financial assets [line items]
Investments	62	15
AFS | Equity | Private equity and other
Disclosure of financial assets [line items]
Investments	129	162
AFS | Loans and receivables
Disclosure of financial assets [line items]
Investments	0	0
AFS | Loans and receivables | Mortgage loans
Disclosure of financial assets [line items]
Investments	0	0
AFS | Loans and receivables | Private loans
Disclosure of financial assets [line items]
Investments	0	0
AFS | Loans and receivables | Other loans
Disclosure of financial assets [line items]
Investments	0
AFS | Separately managed accounts
Disclosure of financial assets [line items]
Investments	128
AFS | Other invested assets
Disclosure of financial assets [line items]
Investments	14
AFS | Separate account assets
Disclosure of financial assets [line items]
Investments	1,045
AFS | Reinsurance funds withheld
Disclosure of financial assets [line items]
Investments	0	0
AFS | Short term investments
Disclosure of financial assets [line items]
Investments	0
AFS | Short term investments | Time deposit
Disclosure of financial assets [line items]
Investments	0
Amortized Cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Investments	2,145	393
Amortized Cost | Cash and cash equivalents | Cash
Disclosure of financial assets [line items]
Investments	506	320
Amortized Cost | Cash and cash equivalents | Cash equivalents
Disclosure of financial assets [line items]
Investments	1,639	73
Amortized Cost | Derivatives
Disclosure of financial assets [line items]
Investments	0	0
Amortized Cost | Derivatives | Foreign exchange forwards
Disclosure of financial assets [line items]
Investments	0	0
Amortized Cost | Derivatives | Cross currency swaps
Disclosure of financial assets [line items]
Investments	0
Amortized Cost | Derivatives | Bond futures
Disclosure of financial assets [line items]
Investments		0
Amortized Cost | Derivatives | Interest rate swaps
Disclosure of financial assets [line items]
Investments	0
Amortized Cost | Derivatives | Options
Disclosure of financial assets [line items]
Investments	0	0
Amortized Cost | Investments
Disclosure of financial assets [line items]
Investments	7,543	756
Amortized Cost | Bonds
Disclosure of financial assets [line items]
Investments	0	0
Amortized Cost | Bonds | Government and municipal
Disclosure of financial assets [line items]
Investments	0	0
Amortized Cost | Bonds | Corporate bonds
Disclosure of financial assets [line items]
Investments	0	0
Amortized Cost | Bonds | Asset-backed securities
Disclosure of financial assets [line items]
Investments	0	0
Amortized Cost | Bonds | Private debt
Disclosure of financial assets [line items]
Investments	0	0
Amortized Cost | Equity
Disclosure of financial assets [line items]
Investments	0	0
Amortized Cost | Equity | Common shares
Disclosure of financial assets [line items]
Investments	0	0
Amortized Cost | Equity | Preferred shares
Disclosure of financial assets [line items]
Investments	0	0
Amortized Cost | Equity | Private equity and other
Disclosure of financial assets [line items]
Investments	0	0
Amortized Cost | Loans and receivables
Disclosure of financial assets [line items]
Investments	7,529	756
Amortized Cost | Loans and receivables | Mortgage loans
Disclosure of financial assets [line items]
Investments	5,930	188
Amortized Cost | Loans and receivables | Private loans
Disclosure of financial assets [line items]
Investments	1,172	568
Amortized Cost | Loans and receivables | Other loans
Disclosure of financial assets [line items]
Investments	427
Amortized Cost | Separately managed accounts
Disclosure of financial assets [line items]
Investments	0
Amortized Cost | Other invested assets
Disclosure of financial assets [line items]
Investments	13
Amortized Cost | Separate account assets
Disclosure of financial assets [line items]
Investments	0
Amortized Cost | Reinsurance funds withheld
Disclosure of financial assets [line items]
Investments	0	$ 0
Amortized Cost | Short term investments
Disclosure of financial assets [line items]
Investments	1
Amortized Cost | Short term investments | Time deposit
Disclosure of financial assets [line items]
Investments	$ 1